Fair Value of Financial Instruments Fair Value of Financial Instruments Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date	Sep. 30, 2019
Equity Method Investments, Fair Value Disclosure		$ 92,300
Other Investment Not Readily Marketable, Quoted Value		95,100
Unamortized deferred financing costs	$ 11,211	12,425
Secured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 6,200	10,500
Senior Notes [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs		$ 400